Expense Example - VIPEnergyPortfolio-Service2PRO - VIPEnergyPortfolio-Service2PRO - VIP Energy Portfolio - VIP Energy Portfolio - Service Class 2	Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 88
3 years	274
5 years	477
10 years	$ 1,061